UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2011
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lone Pine Capital LLC
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Address:   Two Greenwich Plaza
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-11152
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen F. Mandel, Jr.
           --------------------------------------------------
Title:     Managing Director, Portfolio Manager
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Phone:     (203) 618-1400
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Stephen F. Mandel, Jr.   Greenwich, Connecticut          2/14/12
       -------------------------    ---------------------------     ---------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        57
                                               -------------

Form 13F Information Table Value Total:        $13,948,306
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
7 DAYS GROUP HLDGS LTD       ADR              81783J101   15,230  1,365,951 SH       SOLE                 1,365,951      0    0
ACCRETIVE HEALTH INC         COM              00438V103  208,159  9,058,266 SH       SOLE                 9,058,266      0    0
AMERIPRISE FINL INC          COM              03076C106  116,724  2,351,418 SH       SOLE                 2,351,418      0    0
APPLE INC                    COM              037833100  870,963  2,150,527 SH       SOLE                 2,150,527      0    0
ARCOS DORADOS HOLDINGS INC   SHS CLASS -A-    G0457F107   16,929    824,599 SH       SOLE                   824,599      0    0
BAIDU INC                    SPON ADR REP A   056752108  279,273  2,397,810 SH       SOLE                 2,397,810      0    0
BED BATH & BEYOND INC        COM              075896100    6,544    280,000 SH  PUT  SOLE                   280,000      0    0
CHINA LODGING GROUP LTD      SPONSORED ADR    16949N109   24,257  1,708,210 SH       SOLE                 1,708,210      0    0
COGNIZANT TECHNOLOGY SOLUTIO CL A             192446102  425,314  6,613,493 SH       SOLE                 6,613,493      0    0
CROWN CASTLE INTL CORP       COM              228227104  474,168 10,584,118 SH       SOLE                10,584,118      0    0
CTRIP COM INTL LTD           AMERICAN DEP SHS 22943F100  220,120  9,406,851 SH       SOLE                 9,406,851      0    0
DOLLAR GEN CORP NEW          COM              256677105  631,134 15,341,132 SH       SOLE                15,341,132      0    0
EBAY INC                     COM              278642103   76,344  2,517,124 SH       SOLE                 2,517,124      0    0
EL PASO CORP                 COM              28336L109  174,320  6,560,799 SH       SOLE                 6,560,799      0    0
EQUINIX INC                  COM NEW          29444U502  281,851  2,779,594 SH       SOLE                 2,779,594      0    0
EXPRESS SCRIPTS INC          COM              302182100  615,775 13,778,810 SH       SOLE                13,778,810      0    0
FMC TECHNOLOGIES INC         COM              30249U101  325,826  6,238,283 SH       SOLE                 6,238,283      0    0
FOSSIL INC                   COM              349882100  236,905  2,985,195 SH       SOLE                 2,985,195      0    0
FOSSIL INC                   COM              349882100   50,790    640,000 SH  CALL SOLE                   640,000      0    0
GOOGLE INC                   CL A             38259P508  870,219  1,347,297 SH       SOLE                 1,347,297      0    0
GRACE W R & CO DEL NEW       COM              38388F108   91,112  1,984,147 SH       SOLE                 1,984,147      0    0
GREEN MTN COFFEE ROASTERS IN COM              393122106  124,895  2,784,721 SH       SOLE                 2,784,721      0    0
GREEN MTN COFFEE ROASTERS IN COM              393122106   31,395    700,000 SH  CALL SOLE                   700,000      0    0
HOME INNS & HOTELS MGMT INC  SPON ADR         43713W107   29,921  1,159,739 SH       SOLE                 1,159,739      0    0
INTEL CORP                   COM              458140100   22,916    945,000 SH  PUT  SOLE                   945,000      0    0
ISOFTSTONE HLDGS LTD         SPONSORED ADS    46489B108   45,970  5,253,739 SH       SOLE                 5,253,739      0    0
KINDER MORGAN INC DEL        COM              49456B101   59,391  1,846,158 SH       SOLE                 1,846,158      0    0
LAS VEGAS SANDS CORP         COM              517834107  414,363  9,697,250 SH       SOLE                 9,697,250      0    0
LIBERTY MEDIA CORPORATION    LIB CAP COM A    530322106  176,648  2,263,262 SH       SOLE                 2,263,262      0    0
LULULEMON ATHLETICA INC      COM              550021109  211,797  4,539,163 SH       SOLE                 4,539,163      0    0
MEDCO HEALTH SOLUTIONS INC   COM              58405U102   61,490  1,100,000 SH  CALL SOLE                 1,100,000      0    0
MICHAEL KORS HLDGS LTD       SHS              G60754101   99,494  3,651,155 SH       SOLE                 3,651,155      0    0
MONSANTO CO NEW              COM              61166W101  415,227  5,925,885 SH       SOLE                 5,925,885      0    0
NETAPP INC                   COM              64110D104  362,671  9,999,193 SH       SOLE                 9,999,193      0    0
NETAPP INC                   COM              64110D104   79,794  2,200,000 SH  CALL SOLE                 2,200,000      0    0
NETEASE COM INC              SPONSORED ADR    64110W102  334,740  7,463,540 SH       SOLE                 7,463,540      0    0
NEW ORIENTAL ED & TECH GRP I SPON ADR         647581107  239,471  9,957,210 SH       SOLE                 9,957,210      0    0
NEWS CORP                    CL A             65248E104   34,022  1,907,038 SH       SOLE                 1,907,038      0    0
OCEANEERING INTL INC         COM              675232102  361,614  7,839,018 SH       SOLE                 7,839,018      0    0
PRICELINE COM INC            COM NEW          741503403  685,954  1,466,623 SH       SOLE                 1,466,623      0    0
QUALCOMM INC                 COM              747525103  346,115  6,327,518 SH       SOLE                 6,327,518      0    0
RALPH LAUREN CORP            CL A             751212101  646,189  4,679,814 SH       SOLE                 4,679,814      0    0
SEARS HLDGS CORP             COM              812350106   41,486  1,305,400 SH  PUT  SOLE                 1,305,400      0    0
SENSATA TECHNOLOGIES HLDG BV SHS              N7902X106  161,754  6,155,016 SH       SOLE                 6,155,016      0    0
SOLARWINDS INC               COM              83416B109   77,927  2,788,081 SH       SOLE                 2,788,081      0    0
SPDR GOLD TRUST              GOLD SHS         78463V107  570,015  3,750,348 SH       SOLE                 3,750,348      0    0
TERADATA CORP DEL            COM              88076W103  336,255  6,931,662 SH       SOLE                 6,931,662      0    0
TESLA MTRS INC               COM              88160R101   20,078    703,000 SH  PUT  SOLE                   703,000      0    0
TRANSDIGM GROUP INC          COM              893641100  298,483  3,119,601 SH       SOLE                 3,119,601      0    0
VANCEINFO TECHNOLOGIES INC   ADR              921564100   71,313  7,862,536 SH       SOLE                 7,862,536      0    0
V F CORP                     COM              918204108  172,802  1,360,750 SH       SOLE                 1,360,750      0    0
VISA INC                     COM CL A         92826C839  487,047  4,797,078 SH       SOLE                 4,797,078      0    0
WABCO HLDGS INC              COM              92927K102  213,106  4,910,277 SH       SOLE                 4,910,277      0    0
WILLIAMS SONOMA INC          COM              969904101  240,062  6,235,380 SH       SOLE                 6,235,380      0    0
WILLIS GROUP HOLDINGS PUBLIC SHS              G96666105  136,942  3,529,442 SH       SOLE                 3,529,442      0    0
WYNDHAM WORLDWIDE CORP       COM              98310W108  312,439  8,259,034 SH       SOLE                 8,259,034      0    0
YANDEX N V                   SHS CLASS A      N97284108   12,563    637,699 SH       SOLE                   637,699      0    0
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